Invested Assets and Investment Income - Schedule of Carrying Values and Fair Values of Invested Assets (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	CAD 15,965	CAD 15,151	CAD 17,885
Debt securities	174,000	168,622
Public equities	21,545	19,496
Mortgages	44,742	44,193
Private placements	32,132	29,729
Policy loans	5,808	6,041
Loans to bank clients	1,737	1,745
Real estate	13,810	14,132
Other invested assets	24,483	22,760
Total invested assets	334,222	321,869
FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	439	269
Public equities	18,473	16,531
Total invested assets	178,096	168,561
AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	11,429	11,705
Public equities	3,072	2,965
Total invested assets	41,565	42,498
Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	4,097	3,177
Mortgages	44,742	44,193
Private placements	32,132	29,729
Policy loans	5,808	6,041
Loans to bank clients	1,737	1,745
Total invested assets	114,561	110,810
Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	15,965	15,151
Public equities	21,545	19,496
Mortgages	46,065	45,665
Private placements	34,581	31,459
Policy loans	5,808	6,041
Loans to bank clients	1,742	1,746
Total invested assets	339,488	326,563
Canadian government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	22,778	24,745
Canadian government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	17,886	18,030
Canadian government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	4,892	6,715
Canadian government and agency [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	22,778	24,745
U.S. government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	25,969	27,304
U.S. government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	12,497	13,971
U.S. government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	13,472	13,333
U.S. government and agency [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	25,969	27,304
Other government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	19,826	20,941
Other government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	16,838	18,629
Other government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	2,988	2,312
Other government and agency [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	19,826	20,941
Corporate [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	102,151	92,415
Corporate [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	96,785	87,374
Corporate [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	5,366	5,041
Corporate [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	102,151	92,415
Mortgage/asset-backed securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	3,276	3,217
Mortgage/asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	3,018	2,886
Mortgage/asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	258	331
Mortgage/asset-backed securities [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	3,276	3,217
Real estate own use property [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	1,281	1,376
Real estate own use property [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	1,281	1,376
Real estate own use property [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	2,448	2,524
Investment property [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	12,529	12,756
Investment property [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	12,529	12,756
Investment property [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate	12,529	12,756
Alternative long-duration assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	20,730	18,851
Alternative long-duration assets [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	12,018	10,707
Alternative long-duration assets [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	88	96
Alternative long-duration assets [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	8,624	8,048
Alternative long-duration assets [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	21,053	19,193
Various other [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	3,753	3,909
Various other [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	142	164
Various other [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	3,611	3,745
Various other [Member] | Fair value [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	CAD 3,752	CAD 3,910